Financial Instruments - Schedule of Loans and Other Receivables Carried at Amortized Cost (Details) - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for current expected credit losses	$ (3)	$ (3)
Loans and other receivables carried at amortized cost, net	15	24
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	10	10
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 8	$ 17